Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-14732
Entity Registrant Name	NATIONAL STEEL CO
Entity Central Index Key	0001049659
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Av. Brigadeiro Faria Lima, 3400 – 20th floor
Entity Address, City or Town	São Paulo, SP
Entity Address, Country	BR
Entity Address, Postal Zip Code	04538-132
Title of 12(b) Security	American Depositary Shares
Trading Symbol	SID
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1,326,093,947
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Grant Thornton Auditores Independentes Ltda.
Auditor Location	São Paulo, Brazil
Auditor Firm ID	5270
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Av. Brigadeiro Faria Lima, 3400 – 20th floor
Entity Address, City or Town	São Paulo, SP
Entity Address, Country	BR
Entity Address, Postal Zip Code	04538-132
City Area Code	55
Local Phone Number	3049-7585
Contact Personnel Name	Antonio Marco Campos Rabello
Contact Personnel Email Address	invrel@csn.com.br